Segment Disclosures Recon from Segment to Consolidated - Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment revenues [Line Items]
Service revenues	$ 5,292	$ 5,173	$ 5,135
Product sales	2,718	2,318	2,196
Total revenues	8,010	7,491	7,331
Other financial information:
Proportional Modified EBITDA of equity-method investments	795	754	699
Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	(72)	(73)	(30)
Product sales	(435)	(452)	(327)
Total revenues	(507)	(525)	(357)
Other financial information:
Proportional Modified EBITDA of equity-method investments	0	0	0
Northeast G&P [Member]
Segment revenues [Line Items]
Service revenues	837	836	816
Product sales	264	134	110
Northeast G&P [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	(35)	(34)	(7)
Product sales	(27)	(28)	(18)
Northeast G&P [Member] | Operating Segments [Member]
Segment revenues [Line Items]
Service revenues	872	870	823
Product sales	291	162	128
Total revenues	1,163	1,032	951
Other financial information:
Proportional Modified EBITDA of equity-method investments	452	357	359
Atlantic Gulf [Member]
Segment revenues [Line Items]
Service revenues	2,202	1,959	1,900
Product sales	257	245	287
Atlantic Gulf [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	(37)	(39)	(23)
Product sales	(227)	(205)	(176)
Atlantic Gulf [Member] | Operating Segments [Member]
Segment revenues [Line Items]
Service revenues	2,239	1,998	1,923
Product sales	484	450	463
Total revenues	2,723	2,448	2,386
Other financial information:
Proportional Modified EBITDA of equity-method investments	264	287	257
West [Member]
Segment revenues [Line Items]
Service revenues	2,246	2,328	2,399
Product sales	1,840	1,183	1,100
West [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	0	0	0
Product sales	(173)	(197)	(120)
West [Member] | Operating Segments [Member]
Segment revenues [Line Items]
Service revenues	2,246	2,328	2,399
Product sales	2,013	1,380	1,220
Total revenues	4,259	3,708	3,619
Other financial information:
Proportional Modified EBITDA of equity-method investments	79	110	83
NGL And Petchem Services [Member]
Segment revenues [Line Items]
Service revenues	7	50	20
Product sales	357	756	699
NGL And Petchem Services [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Service revenues	0	0	0
Product sales	(8)	(22)	(13)
NGL And Petchem Services [Member] | Operating Segments [Member]
Segment revenues [Line Items]
Service revenues	7	50	20
Product sales	365	778	712
Total revenues	372	828	732
Other financial information:
Proportional Modified EBITDA of equity-method investments	$ 0	$ 0	$ 0